Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Less: Current portion	₩ (1,418,114)				₩ (1,185,725)
Borrowings	7,316,298	$ 284,000,000	$ 519,598,989		7,298,867
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,338,522
Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 7, 2034
Annual interest rates	6.50%	6.50%	6.50%	6.50%
Annual interest rates description	LIBOR(3M)+0.900
Annual interest rates adjustment rate	0.90%	0.90%	0.90%	0.90%
Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 18, 2026
Annual interest rates	2.50%	2.50%	2.50%	2.50%
Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 7, 2022
Annual interest rates	2.63%	2.63%	2.63%	2.63%
Gross carrying amount [member] | Aug. 20, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 20, 2023
Gross carrying amount [member] | Aug. 20, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 20, 2020
Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 1, 2024
Annual interest rates description	LIBOR(3M)+0.980
Annual interest rates adjustment rate	0.98%	0.98%	0.98%	0.98%
Gross carrying amount [member] | June 19, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 19, 2023
Annual interest rates description	SOR(6M)+0.500
Annual interest rates adjustment rate	0.50%	0.50%	0.50%	0.50%
Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 1, 2025
Annual interest rates	1.00%	1.00%	1.00%	1.00%
Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 6, 2020
Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 6, 2021
Annual interest rates	0.38%	0.38%	0.38%	0.38%
Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 13, 2020
Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 19, 2022
Annual interest rates	0.22%	0.22%	0.22%	0.22%
Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Maturity	July 19, 2024
Annual interest rates	0.33%	0.33%	0.33%	0.33%
Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 26, 2021
Annual interest rates	4.71%	4.71%	4.71%	4.71%
Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 26, 2021
Annual interest rates	4.09%	4.09%	4.09%	4.09%
Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 28, 2021
Annual interest rates	4.31%	4.31%	4.31%	4.31%
Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2021
Annual interest rates	4.09%	4.09%	4.09%	4.09%
Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%	4.27%	4.27%
Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2023
Annual interest rates	2.95%	2.95%	2.95%	2.95%
Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%	3.17%	3.17%
Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 16, 2020
Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2024
Annual interest rates	3.42%	3.42%	3.42%	3.42%
Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 26, 2024
Annual interest rates	3.70%	3.70%	3.70%	3.70%
Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 2, 2024
Annual interest rates	3.31%	3.31%	3.31%	3.31%
Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sept. 2, 2034
Annual interest rates	3.55%	3.55%	3.55%	3.55%
Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2020
Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2025
Annual interest rates	2.45%	2.45%	2.45%	2.45%
Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2035
Annual interest rates	2.71%	2.71%	2.71%	2.71%
Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2021
Annual interest rates	1.95%	1.95%	1.95%	1.95%
Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2026
Annual interest rates	2.20%	2.20%	2.20%	2.20%
Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2036
Annual interest rates	2.35%	2.35%	2.35%	2.35%
Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2021
Annual interest rates	2.55%	2.55%	2.55%	2.55%
Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2023
Annual interest rates	2.75%	2.75%	2.75%	2.75%
Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2028
Annual interest rates	2.95%	2.95%	2.95%	2.95%
Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2038
Annual interest rates	2.93%	2.93%	2.93%	2.93%
Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2022
Annual interest rates	2.05%	2.05%	2.05%	2.05%
Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2024
Annual interest rates	2.09%	2.09%	2.09%	2.09%
Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2029
Annual interest rates	2.16%	2.16%	2.16%	2.16%
Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2039
Annual interest rates	2.21%	2.21%	2.21%	2.21%
Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2022
Annual interest rates	1.55%	1.55%	1.55%	1.55%
Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2024
Annual interest rates	1.58%	1.58%	1.58%	1.58%
Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2029
Annual interest rates	1.62%	1.62%	1.62%	1.62%
Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2039
Annual interest rates	1.67%	1.67%	1.67%	1.67%
Gross carrying amount [member] | June 16, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 16, 2023
Annual interest rates	1.17%	1.17%	1.17%	1.17%
Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 17, 2025
Annual interest rates	1.43%	1.43%	1.43%	1.43%
Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 17, 2030
Annual interest rates	1.61%	1.61%	1.61%	1.61%
Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 15, 2040
Annual interest rates	1.71%	1.71%	1.71%	1.71%
Gross carrying amount [member] | June 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 23, 2023
Annual interest rates	1.51%	1.51%	1.51%	1.51%
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (1,228,283)				(1,052,032)
Discount on bonds	(19,847)				(20,780)
Borrowings	5,714,340				5,972,554
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,962,470				7,045,366
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	108,800		$ 100,000,000		115,780	$ 100,000,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	435,200		400,000,000		463,120	400,000,000
Debentures [member] | Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	435,200		400,000,000		463,120	400,000,000
Debentures [member] | Gross carrying amount [member] | Aug. 20, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	108,800		100,000,000		115,780	100,000,000
Debentures [member] | Gross carrying amount [member] | Aug. 20, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					231,560	200,000,000
Debentures [member] | Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Borrowings	380,800		350,000,000		405,230	$ 350,000,000
Debentures [member] | Gross carrying amount [member] | June 19, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	233,510	$ 284,000,000
Debentures [member] | Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	435,200		$ 400,000,000
Debentures [member] | Gross carrying amount [member] | July 06, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					42,539		¥ 4,000,000
Debentures [member] | Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	168,682			¥ 16,000,000	170,155		16,000,000
Debentures [member] | Gross carrying amount [member] | Nov 13, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					319,041		30,000,000
Debentures [member] | Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	312,061			29,600,000	314,787		29,600,000
Debentures [member] | Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,217			¥ 400,000	4,254		¥ 400,000
Debentures [member] | Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	380,000				380,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000				250,000
Debentures [member] | Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000				90,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000				160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,000				190,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Sept. 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					300,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000				170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					160,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	240,000				240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000				50,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000				130,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000				70,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000				150,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000				170,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000				70,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220,000				220,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000				80,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000				90,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	340,000				340,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000				50,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				₩ 110,000
Debentures [member] | Gross carrying amount [member] | June 16, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000
Debentures [member] | Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000
Debentures [member] | Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000
Debentures [member] | Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000
Debentures [member] | Gross carrying amount [member] | June 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 100,000